Business Combinations - Summary of Financial Information of Subsidiary - Summary of Cash Flow Information (Details) - CAD ($)	2 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Business Combinations [Line Items]
Cash flow from operating activities		$ (73,560,192)	$ (31,430,987)
Cash flow from investment activities		(13,167,259)	(24,555,193)
Cash flow from financing activities (dividends to NCI: nil)		148,789,121	62,513,018
Foreign exchange gain (loss) on cash and cash equivalents held in foreign currencies		(3,471,646)	230,887
Net increase in cash and cash equivalents		$ 58,590,024	$ 6,757,725
Sprout Foods, Inc Acquisition
Disclosure Of Business Combinations [Line Items]
Cash flow from operating activities	$ (2,942,160)
Cash flow from financing activities (dividends to NCI: nil)	(34,758)
Foreign exchange gain (loss) on cash and cash equivalents held in foreign currencies	(10,497)
Net increase in cash and cash equivalents	$ (2,987,415)